REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Revenue from sales of goods	$ 5,245,489	$ 5,857,584	$ 5,133,339
Revenue from rendering of services	83,725	97,249	105,002
Total	$ 5,329,214	$ 5,954,833	$ 5,238,341